Commitments and Contingencies - Additional Information (Detail)	1 Months Ended					3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 31, 2018	Nov. 30, 2015 USD ($)	Aug. 31, 2015 USD ($) ft²	Jul. 31, 2015 USD ($)	Nov. 30, 2010 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Lessee, Lease, Description [Line Items]
Recorded rent expense						$ 300,000	$ 300,000	$ 1,000,000	$ 900,000	$ 1,200,000	$ 1,200,000	$ 1,000,000
Minimum payments committed under contract to provide clinical trial materials										$ 4,700,000	$ 3,200,000
Current office space under lease agreement | ft²			5,711
Original office space under lease agreement | ft²			10,290
Lease, term of contract			5 years
Lease agreement extension description								The Company has the option to extend the term for one additional five-year period upon the Company's written notice to the Lessor at least nine months and no more than 12 months in advance of the extension.
Lease, renewal term of contract			5 years
Base rent			$ 300,000
Manufacturing Commitments
Lessee, Lease, Description [Line Items]
Minimum payments under agreement with a contract manufacturing organization						500,000		$ 500,000
Adimab Option Agreement
Lessee, Lease, Description [Line Items]
Milestone payments								24,400,000
Option fee						300,000		300,000
Restricted Cash
Lessee, Lease, Description [Line Items]
Security deposit						$ 300,000		$ 300,000
Minimum
Lessee, Lease, Description [Line Items]
Period of written notice for extension			9 months
Maximum
Lessee, Lease, Description [Line Items]
Period of written notice for extension			12 months
Vienna Lease
Lessee, Lease, Description [Line Items]
Lease expiration date					Apr. 30, 2021
Option to extend the lease agreement								The Company has the option to extend the lease agreement for an additional year.
Animal-use Lease
Lessee, Lease, Description [Line Items]
Lease expiration date	Feb. 28, 2019
Base rent				$ 400,000
Description of term of lease								The lease initially had a one-year noncancelable term, which expired in June 2016, after which the lease became cancelable by either party upon six months' prior written notice.
Waltham Lease
Lessee, Lease, Description [Line Items]
Lease expiration date		Jan. 31, 2019
Lease Agreement for Office Space in Waltham MA
Lessee, Lease, Description [Line Items]
Lease description								In June 2018, the Company entered into a lease agreement for office space in Waltham, MA ("Lease Agreement") with BP Bay Colony LLC (the "Lessor"). The Company amended the Lease Agreement in August 2018 ("Amended Lease Agreement").
Office Laboratory Parking And Storage Space [Member]
Lessee, Lease, Description [Line Items]
Monthly lease payments					$ 51,000
Lease expiration date					Apr. 30, 2021
Base rent					$ 43,000
Animal Use Facility [Member]
Lessee, Lease, Description [Line Items]
Monthly lease payments				42,000
Base rent				$ 35,000
Office And Laboratory Space [Member]
Lessee, Lease, Description [Line Items]
Monthly lease payments		$ 26,000
Lease expiration date		Jan. 31, 2019
Base rent		$ 26,000
Base rent charges, percentage increase in the second year		2.60%
Base rent charges, percentage increase in the third year		2.50%